Income tax - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	$ 0	$ 0
Lease Liability [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	85	113
Right-of-use asset [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	$ (85)	$ (113)